Events after the Reporting Period (Details)										1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 11, 2023 USD ($) $ / shares shares	Aug. 14, 2023 USD ($) shares	Mar. 22, 2023	Nov. 01, 2022 shares	Sep. 15, 2022 shares	Aug. 02, 2022 shares	Mar. 10, 2022 USD ($)	Jul. 21, 2021 shares	Oct. 01, 2020 shares	Aug. 18, 2023 $ / shares shares	Mar. 23, 2020 $ / shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Jun. 30, 2023 ILS (₪)
Events after the Reporting Period (Details) [Line Items]
Description of public offering		the Company closed an underwritten public offering (the “Public Offering”) of 212,500 ordinary shares, at a purchase price of $5.20 per ordinary share and pre-funded warrants to purchase up to 37,500 ordinary shares at a purchase price of $5.174 per pre-funded warrant, for aggregate gross proceeds of approximately $1.3 million, pursuant to an underwriting agreement between the Company and Aegis Capital Corp (“Aegis”), the underwriter in the Public Offering, dated August 10, 2023. Pursuant to the terms of the underwriting agreement, the Company also granted the underwriter a 45-day option to purchase up to an additional 37,500 ordinary shares solely to cover over-allotments, if any, at the share price of the Public Offering less underwriting discounts and commissions.
Warrants and exercise | $		$ 26.000											$ 3,000	$ 4,758,000	[1]
Shares issued (in Shares) | shares													6,798,840	3,091,740
Exercise of pre-funded warrants (in Shares) | shares													3,211,100
Ordinary shares issued (in Shares) | shares				37,000	75,000,000	24,000		6,000	40	75,000,000
Purchase of ordinary share (in Shares) | shares												247,415
Exercise price (in Dollars per share) | $ / shares											$ 24.5		$ 24.5	$ 24.5
Cash | ₪																₪ 2,500,000
Additional agreed invest | $							$ 1,000,000
Monthly fee | $													$ 20,000
Bonus amount | $													51,000
Ordinary shares value | $													288,238,000
Aggregate value | $												$ 288,238,000	288,238,000
Adjusted amount of aggregate value | $													$ 300,000,000
Ownership percentage													4.99%
MitoCareX [Member]
Events after the Reporting Period (Details) [Line Items]
Percentage of stock equal													49.00%
Additional agreed invest | $													$ 489,330,000
Percentage of working capital			51.00%
Jeffs’ Brands [Member]
Events after the Reporting Period (Details) [Line Items]
Purchase of ordinary share (in Shares) | shares												13,858
Cash | $													$ 2,500,000
Adjusted amount of aggregate value | $												$ 300,000,000
MitoCare X Bio Ltd [Member]
Events after the Reporting Period (Details) [Line Items]
Ownership agreement							50.01%						5.00%
SCISPARC LTD [Member]
Events after the Reporting Period (Details) [Line Items]
Shares issued (in Shares) | shares		25,000											360,297
Exercise of pre-funded warrants (in Shares) | shares		25,000
Jeffs’ Brands [Member]
Events after the Reporting Period (Details) [Line Items]
Shares issued (in Shares) | shares													247,415
Subsequent [Member]
Events after the Reporting Period (Details) [Line Items]
Ordinary shares issued (in Shares) | shares										75,000,000
Ordinary shares par value (in Dollars per share) | $ / shares
Aggregate gross proceeds | $	$ 5,000,000
Percentage of aggregate purchase price	30.00%
Aggregate purchase price | $	$ 7,180,000
Purchase price per share (in Dollars per share) | $ / shares	$ 3.72
Pre-funded ordinary share (in Shares) | shares	1,930,108
Purchase of ordinary share (in Shares) | shares	1,930,108
Purchase ordinary shares (in Shares) | shares	1,930,108
Term of issuance	5 years
Exercise price (in Dollars per share) | $ / shares	$ 0.001

[1]	Net of issue expenses of $358